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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2002
                                                -----------------
 Check here if Amendment [ ]; Amendment Number:
                                                -----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Cape Ann Savings Bank
          ---------------------------------------------
 Address:   109 Main Street
          ---------------------------------------------
            Gloucester, Mass 01930
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                           -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Richard P. Ciolino
          ---------------------------------------------
 Title:    Trust Investment Officer
          ---------------------------------------------
 Phone:    (978) 282-5744
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Richard P. Ciolino    Gloucester MA 01930          February 6, 2003
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                     As of 12/31/2002
Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080. Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".


                                                                    Market            Investment         Voting Authority
                                                                    Value       Units   Powers       Full     Partial    None
                                                               -------------   -------- ------     --------   -------    ----
AOL TIME WARNER INC                 Common Stock    00184A105    $149,837.80   11438.00  FULL      11438.00     0.00     0.00
ABBOTT LABS                         Common Stock    002824100    $925,720.00   23143.00  FULL      23143.00     0.00     0.00
AMERICAN INTL GROUP INC             Common Stock    026874107    $824,073.27   14245.00  FULL      14245.00     0.00     0.00
AUTOMATIC DATA PROCESSING INCOM     Common Stock    053015103    $347,951.25    8865.00  FULL       8865.00     0.00     0.00
BP P.L.C.                           Foreign Stock   055622104    $343,289.25    8445.00  FULL       8445.00     0.00     0.00
BANK OF AMERICA CORPORATION COM     Common Stock    060505104    $444,065.32    6383.00  FULL       6383.00     0.00     0.00
BELLSOUTH CORP                      Common Stock    079860102    $484,467.49   18727.00  FULL      18727.00     0.00     0.00
CHEVRONTEXACO CORP                  Common Stock    166764100    $301,819.20    4540.00  FULL       4540.00     0.00     0.00
CISCO SYS INC                       Common Stock    17275R102    $448,465.40   34234.00  FULL      34234.00     0.00     0.00
CITIGROUP INC                       Common Stock    172967101    $478,830.34   13607.00  FULL      13607.00     0.00     0.00
COCA COLA CO                        Common Stock    191216100    $385,265.92    8788.00  FULL       8788.00     0.00     0.00
DELL COMPUTER CORP                  Common Stock    247025109    $519,611.68   19432.00  FULL      19432.00     0.00     0.00
EMERSON ELEC CO                     Common Stock    291011104    $237,215.25    4665.00  FULL       4665.00     0.00     0.00
EXXON MOBIL CORP                    Common Stock    30231G102  $3,252,050.44   93075.29  FULL      93075.28     0.00     0.00
EXXON MOBIL CORP                    Common Stock    30231G102    $576,125.66   16489.00  PARTIAL   16489.00     0.00     0.00
FPL GROUP INC                       Common Stock    302571104    $314,900.81    5237.00  FULL       5237.00     0.00     0.00
FEDERAL NATL MTG ASSN               Common Stock    313586109    $470,702.61    7317.00  FULL       7317.00     0.00     0.00
FIFTH THIRD BANCORP                 Common Stock    316773100  $1,638,990.17   27993.00  FULL      27993.00     0.00     0.00
GENERAL ELEC CO                     Common Stock    369604103  $3,175,313.01  130403.00  FULL     130403.00     0.00     0.00
GENERAL ELEC CO                     Common Stock    369604103    $923,278.95   37917.00  PARTIAL   34917.00     0.00  3000.00
GENERAL MLS INC                     Common Stock    370334104    $363,439.95    7741.00  FULL       7741.00     0.00     0.00
HOME DEPOT INC                      Common Stock    437076102    $364,719.68   15184.00  FULL      15184.00     0.00     0.00
ILLINOIS TOOL WKS INC               Common Stock    452308109    $210,924.72    3252.00  FULL       3252.00     0.00     0.00
INTEL CORP                          Common Stock    458140100    $419,767.20   26960.00  FULL      26960.00     0.00     0.00
INTERNATIONAL BUSINESS MACHSCOM     Common Stock    459200101    $427,722.50    5519.00  FULL       5519.00     0.00     0.00
J P MORGAN CHASE & CO               Common Stock    46625H100    $203,304.00    8471.00  FULL       8471.00     0.00     0.00
JOHNSON & JOHNSON                   Common Stock    478160104  $1,083,115.86   20166.00  FULL      20166.00     0.00     0.00
KIMBERLY CLARK CORP                 Common Stock    494368103    $321,609.25    6775.00  FULL       6775.00     0.00     0.00
MARSH & MCLENNAN COS INC            Common Stock    571748102    $404,337.50    8750.00  FULL       8750.00     0.00     0.00
MAY DEPT STORES CO                  Common Stock    577778103    $433,770.48   18876.00  FULL      18876.00     0.00     0.00
MEDTRONIC INC                       Common Stock    585055106    $233,517.60    5121.00  FULL       5121.00     0.00     0.00
MERCK & CO INC                      Common Stock    589331107    $770,235.66   13606.00  FULL      13606.00     0.00     0.00
MICROSOFT CORP                      Common Stock    594918104    $581,883.50   11255.00  FULL      11255.00     0.00     0.00
MORGAN STANLEY                      Common Stock    617446448    $398,601.20    9985.00  FULL       9985.00     0.00     0.00
NOKIA CORP                          Foreign Stock   654902204    $259,625.00   16750.00  FULL      16750.00     0.00     0.00
PEPSICO INC                         Common Stock    713448108    $663,360.64   15712.00  FULL      15712.00     0.00     0.00
PFIZER INC                          Common Stock    717081103  $1,352,019.39   44227.00  FULL      44227.00     0.00     0.00
PHARMACIA CORP                      Common Stock    71713U102    $333,313.20    7974.00  FULL       7974.00     0.00     0.00
PROCTER & GAMBLE CO                 Common Stock    742718109    $797,093.50    9275.00  FULL       9275.00     0.00     0.00
SBC COMMUNICATIONS INC              Common Stock    78387G103    $728,445.69   26870.00  FULL      26870.00     0.00     0.00
SUNLIFE FINANCIAL OF CANADA         Common Stock    866796105    $247,361.40   14508.00  FULL      14508.00     0.00     0.00
3M CO                               Common Stock    88579Y101    $325,512.00    2640.00  FULL       2640.00     0.00     0.00
TRI CONTL CORP                      Common Stock    895436103    $157,343.75   11875.00  PARTIAL   11875.00     0.00     0.00
UNITED TECHNOLOGIES CORP            Common Stock    913017109    $247,760.00    4000.00  FULL       4000.00     0.00     0.00
VERIZON COMMUNICATIONS              Common Stock    92343V104  $1,285,351.58   33170.36  FULL      33170.36     0.00     0.00
WACHOVIA CORP 2ND NEW               Common Stock    929903102  $1,099,795.64   30181.00  FULL      30181.00     0.00     0.00
WACHOVIA ""DEPS"" PFD"              Preferred Stock 929903201      $3,762.25   30098.00  FULL      30098.00     0.00     0.00
WAL MART STORES INC                 Common Stock    931142103    $642,133.65   12713.00  FULL      12713.00     0.00     0.00
WELLS FARGO & CO NEW                Common Stock    949746101    $393,004.95    8385.00  FULL       8385.00     0.00     0.00
WYETH                               Common Stock    983024100    $926,472.80   24772.00  FULL      24772.00     0.00     0.00

                                Grand Total                   $35,405,912.24 1032084.65
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